Quarterly Report
January 31, 2020
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 11.7%
MFS Emerging Markets Debt Fund - Class R6	422,446	$6,374,714
MFS Emerging Markets Debt Local Currency Fund - Class R6	601,200	4,190,360
MFS Global Bond Fund - Class R6	463,221	4,257,001
MFS High Income Fund - Class R6	3,068,552	10,555,820
MFS Inflation-Adjusted Bond Fund - Class R6	1,658,519	17,679,811
MFS Total Return Bond Fund - Class R6	1,197,060	13,407,076
		$56,464,782
International Stock Funds – 24.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	287,478	$3,694,091
MFS Blended Research International Equity Fund - Class R6	4,279,999	47,293,987
MFS Emerging Markets Equity Fund - Class R6	105,398	3,701,592
MFS International Growth Fund - Class R6	405,355	14,690,058
MFS International Intrinsic Value Fund - Class R6	326,515	14,768,272
MFS International New Discovery Fund - Class R6	429,242	15,010,588
MFS Research International Fund - Class R6	943,121	18,145,649
		$117,304,237
Specialty Funds – 9.2%
MFS Commodity Strategy Fund - Class R6	4,400,145	$21,868,720
MFS Global Real Estate Fund - Class R6	1,260,006	22,377,711
		$44,246,431
U.S. Stock Funds – 54.8%
MFS Blended Research Core Equity Fund - Class R6	681,200	$19,209,835
MFS Blended Research Growth Equity Fund - Class R6	1,812,278	27,836,586
MFS Blended Research Mid Cap Equity Fund - Class R6	3,796,162	45,971,520
MFS Blended Research Small Cap Equity Fund - Class R6	799,075	10,867,417
MFS Blended Research Value Equity Fund - Class R6	2,073,136	27,738,564
MFS Growth Fund - Class R6	212,457	28,163,342
MFS Mid Cap Growth Fund - Class R6	999,083	23,208,699
MFS Mid Cap Value Fund - Class R6	926,715	22,945,465
MFS New Discovery Fund - Class R6	169,106	5,479,023
MFS New Discovery Value Fund - Class R6	342,481	5,448,880
MFS Research Fund - Class R6	414,389	19,269,098
MFS Value Fund - Class R6	634,188	27,726,699
		$263,865,128
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.62% (v)	100,836	$100,846
Total Investment Companies		$481,981,424

Other Assets, Less Liabilities – (0.0)%		(180,833)
Net Assets – 100.0%		$481,800,591
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $481,981,424.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$481,981,424	$—	$—	$481,981,424
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,036,487	$2,417,197	$1,223,166	$19,597	$959,720	$19,209,835
MFS Blended Research Emerging Markets Equity Fund	3,498,010	840,395	546,061	3,671	(101,924)	3,694,091
MFS Blended Research Growth Equity Fund	24,776,210	3,183,473	2,100,556	101,169	1,876,290	27,836,586
MFS Blended Research International Equity Fund	43,132,166	7,964,304	4,694,107	21,806	869,818	47,293,987
MFS Blended Research Mid Cap Equity Fund	41,338,013	6,256,746	2,700,483	134,615	942,629	45,971,520
MFS Blended Research Small Cap Equity Fund	9,870,109	2,172,073	993,440	16,372	(197,697)	10,867,417
MFS Blended Research Value Equity Fund	24,859,271	3,855,430	1,606,802	7,676	622,989	27,738,564
MFS Commodity Strategy Fund	19,662,278	5,562,034	1,503,618	(201,046)	(1,650,928)	21,868,720
MFS Emerging Markets Debt Fund	4,576,572	1,860,266	347,523	(9,007)	294,406	6,374,714
MFS Emerging Markets Debt Local Currency Fund	3,056,769	1,188,616	251,814	(11,971)	208,760	4,190,360
MFS Emerging Markets Equity Fund	3,491,785	808,976	536,063	4,832	(67,938)	3,701,592
MFS Global Bond Fund	3,047,829	1,358,274	312,833	(52)	163,783	4,257,001
MFS Global Real Estate Fund	19,887,823	4,445,996	3,039,356	144,356	938,892	22,377,711
MFS Growth Fund	24,823,694	2,228,988	2,417,473	542,935	2,985,198	28,163,342
MFS High Income Fund	7,629,526	3,277,347	497,887	(10,220)	157,054	10,555,820
MFS Inflation-Adjusted Bond Fund	14,429,974	4,393,310	1,884,046	2,342	738,231	17,679,811
MFS Institutional Money Market Portfolio	176	5,058,307	4,957,644	7	—	100,846
MFS International Growth Fund	13,440,489	1,639,466	1,079,201	66,355	622,949	14,690,058
MFS International Intrinsic Value Fund	13,465,844	1,778,182	888,697	128,075	284,868	14,768,272
MFS International New Discovery Fund	14,009,311	1,840,210	1,219,627	34,733	345,961	15,010,588
MFS Mid Cap Growth Fund	20,656,625	2,168,613	2,189,477	542,730	2,030,208	23,208,699
MFS Mid Cap Value Fund	20,624,332	3,005,073	1,495,411	58,796	752,675	22,945,465
MFS New Discovery Fund	4,948,434	872,022	585,975	54,182	190,360	5,479,023
MFS New Discovery Value Fund	4,949,787	975,112	535,610	14,074	45,517	5,448,880
MFS Research Fund	17,084,663	2,090,214	1,292,500	70,168	1,316,553	19,269,098
MFS Research International Fund	16,342,701	2,071,941	1,364,675	26,062	1,069,620	18,145,649
MFS Total Return Bond Fund	11,412,249	2,921,838	1,565,189	8,691	629,487	13,407,076
MFS Value Fund	25,012,652	3,265,940	1,981,948	216,487	1,213,568	27,726,699
	$427,063,779	$79,500,343	$43,811,182	$1,987,435	$17,241,049	$481,981,424
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$306,415	$650,902
MFS Blended Research Emerging Markets Equity Fund	71,123	—
MFS Blended Research Growth Equity Fund	237,761	976,797
MFS Blended Research International Equity Fund	1,394,819	—
MFS Blended Research Mid Cap Equity Fund	—	2,139,317
MFS Blended Research Small Cap Equity Fund	146,811	55,394
MFS Blended Research Value Equity Fund	604,941	—
MFS Commodity Strategy Fund	404,061	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$184,075	$—
MFS Emerging Markets Debt Local Currency Fund	129,193	—
MFS Emerging Markets Equity Fund	71,147	—
MFS Global Bond Fund	66,533	—
MFS Global Real Estate Fund	1,203,596	—
MFS Growth Fund	101,871	324,035
MFS High Income Fund	321,415	—
MFS Inflation-Adjusted Bond Fund	289,554	—
MFS Institutional Money Market Portfolio	1,567	—
MFS International Growth Fund	162,768	55,341
MFS International Intrinsic Value Fund	173,434	417,963
MFS International New Discovery Fund	405,955	—
MFS Mid Cap Growth Fund	—	180,470
MFS Mid Cap Value Fund	333,764	184,656
MFS New Discovery Fund	119,564	234,900
MFS New Discovery Value Fund	186,125	71,853
MFS Research Fund	—	727,749
MFS Research International Fund	352,135	—
MFS Total Return Bond Fund	278,907	—
MFS Value Fund	444,962	336,457
	$7,992,496	$6,355,834
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